UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2008 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 66.5%
Banks - 1.3%
Capitol Federal Financial	2,500	$110,825
Charter Financial	5,000	53,750
Fox Chase Bancorp*	200	2,340
Investors Bancorp*	2,000	30,100
Oritani Financial*	1,000	16,850
Rockville Financial	1,400	22,050
Roma Financial	1,600	23,600
Waterstone Financial*	6,000	58,620
		318,135
Chemicals - 4.7%
E.I. Du Pont de Nemours	27,700	1,116,310

Consumer Discretionary - 4.8%
Fortune Brands	2,500	143,400
H&R Block	15,200	345,800
Meredith	15,900	445,836
New York Times, Class A	9,900	141,471
Walt Disney	2,200	67,518
		1,144,025
Consumer Staples - 4.2%
Coca-Cola	3,600	190,368
Coca-Cola Enterprises	11,600	194,532
Hershey	2,900	114,666
SUPERVALU	3,000	65,100
Tootsie Roll Industries	12,705	367,301
Viterra*	6,900	65,937
Walgreen	600	18,576
		1,016,480
Energy - 11.4%
Cimarex Energy	7,400	361,934
Clayton Williams Energy*	400	28,212
El Paso	6,400	81,664
Encore Acquisition*	4,400	183,832
Hess	3,600	295,488
Marathon Oil	4,600	183,402
Nexen	26,000	603,980
OPTI - Canada*	6,000	62,298
Parker Drilling*	15,900	127,518
Petro - Canada	12,700	423,545
Plains Exploration & Production*	5,335	187,579
Talisman Energy	14,300	203,346
		2,742,798
Healthcare - 1.7%
Pfizer	21,600	398,304

Industrials - 0.2%
Tyco International	1,300	45,526

Information Technology - 3.0%
Automatic Data Processing	8,000	342,000
Hewlett-Packard	1,100	50,864
Xerox	28,500	328,605
		721,469
Insurance - 7.1%
Arthur J. Gallagher	2,900	74,414
Berkshire Hathaway, Class B*	165	725,175
Cincinnati Financial	5,700	162,108
Donegal Group, Class A	1,200	21,756
Loews	4,800	189,552
Max Capital Group	3,900	90,597
Mercer Insurance Group	500	8,030
Platinum Underwriters Holdings	2,700	95,796
State Auto Financial	11,200	325,584
		1,693,012
Metals & Mining - 8.9%
Alcoa	10,600	239,348
AngloGold Ashanti - ADR	3,700	85,470
Barrick Gold	19,500	716,430
Commercial Metals	200	3,378
Gold Fields - ADR	36,700	351,953
Newmont Mining	16,500	639,540
Norsk Hydro - ADR	10,200	66,852
Northgate Minerals*	28,000	36,960
		2,139,931
Paper & Forest Products - 3.7%
Domtar*	51,200	235,520
Fraser Papers*	2,500	3,547
Graphic Packaging*	23,500	58,750
International Paper	3,400	89,012
MeadWestvaco	4,100	95,571
Neenah Paper	6,200	122,760
TimberWest Forest	24,300	278,562
		883,722
Real Estate - 3.8%
Post Properties	29,700	830,709
Thomas Properties Group	8,800	88,880
		919,589
Utilities - 11.7%
Calpine*	48,688	632,944
Calpine - Escrow Shares*	600,000	60,000
Dynegy, Class A*	6,000	21,480
El Paso Electric*	3,000	63,000
Mirant*	59,400	1,086,426
MMC Energy*	3,000	4,500
NorthWestern	4,400	110,572
Sierra Pacific Resources	29,400	281,652
Unisource Energy	19,000	554,610
		2,815,184
Total Common Stocks
(Cost $19,494,406)		$15,954,485

CONVERTIBLE CORPORATE BONDS - 21.2%	PAR
AMR
4.500%, 02/15/2024	$175,000	$157,500
Amdocs
0.500%, 03/15/2024	275,000	267,438
Amgen
0.125%, 02/01/2011	725,000	664,281
Anglogold Ashanti
2.375%, 02/27/2009	300,000	290,100
Archer Daniels
0.875%, 02/15/2014	600,000	485,250
Carnival
0.500%, 04/29/2033	325,000	204,344
CMS Energy
2.875%, 12/01/2024	200,000	207,250
Conseco
3.500%, 09/30/2035	250,000	178,125
Eastman Kodak
3.375%, 10/15/2033	625,000	583,594
ERP Operating
3.850%, 08/15/2026	450,000	414,045
JetBlue Airways
3.750%, 03/15/2035	100,000	73,500
Medtronic
1.500%, 04/15/2011	475,000	472,625
Millipore
3.750%, 06/01/2026	150,000	141,938
Newmont Mining
1.250%, 07/15/2014	50,000	51,375
NovaGold Resources
5.500%, 05/01/2015	50,000	45,875
Prudential Financial
0.419%, 12/12/2036 (a)	50,000	48,924
St Jude Medical
1.220%, 12/15/2008	150,000	148,875
UAL
5.000%, 02/01/2021	125,000	53,594
Unisource Energy
4.500%, 03/01/2035	275,000	249,562
Wyeth
2.621%, 01/15/2024 (a)	350,000	340,305
YRC Worldwide
3.375%, 11/25/2023	25,000	15,906

Total Convertible Corporate Bonds
(Cost $5,462,303)		$5,094,406

WARRANT - 0.1%	SHARES
Utilities - 0.1%
Mirant*
(Cost $87,387)	7,700	$33,572

CONVERTIBLE PREFERRED STOCK - 0.1%
Energy - 0.1%
El Paso Energy Capital Trust
(Cost $22,618)	600	$19,980

SHORT-TERM INVESTMENT - 11.3%
AIM Short-Term Treasury Portfolio
(Cost $2,704,976)	2,704,976	$2,704,976

Total Investments - 99.2%
(Cost $27,771,690)		$23,807,419
Other Assets and Liabilities, Net - 0.8%		$183,051
Total Net Assets - 100.0%		$23,990,470

* Non-income producing security.
(a) Variable rate security at September 30, 2008.

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$18,653,013	$-
Level 2 - Other significant observable inputs	5,094,406	-
Level 3 - Significant unobservable inputs	60,000	-
Total	$23,807,419	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments
		in
		Securities
Balance as of 12/31/2007		$-
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation (depreciation)		(48,282)
Net purchases (sales)		-
Transfers in and/or out of Level 3		108,282
Balance as of 09/30/2008		$60,000

Schedule of Investments September 30, 2008 (unaudited)

Prospector Opportunity Fund

DESCRIPTION	SHARES	VALUE
Common Stocks - 84.5%
Banks - 9.0%
Abington Bancorp	13,200	$133,584
AJS Bancorp	2,000	36,000
Brooklyn Federal Bancorp	6,600	97,614
Charter Financial	1,040	11,180
Chicopee Bancorp*	15,600	204,516
Danvers Bancorp	9,400	119,850
ESSA Bancorp	4,100	56,990
Fox Chase Bancorp*	11,700	136,890
Hampden Bancorp	10,000	97,700
Ocean Shore Holding	7,300	64,605
Oritani Financial*	14,300	240,955
Roma Financial	6,904	101,834
State Bancorp	3,400	50,660
UnionBanCal	1,700	124,593
United Financial Bancorp	5,000	74,250
Westfield Financial	8,700	89,610
		1,640,831
Consumer Discretionary - 3.6%
AFC Enterprises*	17,700	128,502
American Eagle Outfitters	4,100	62,525
Gentex	6,000	85,800
M.D.C. Holdings	5,100	186,609
Mohawk Industries*	1,900	128,041
NVR*	100	57,200
		648,677
Consumer Staples - 9.8%
Church & Dwight	3,250	201,792
Clorox	3,100	194,339
ConAgra Foods	11,900	231,574
Hansen Natural*	7,300	220,825
Heineken Holding	4,800	186,708
Hershey	4,460	176,348
Tootsie Roll Industries	1,236	35,733
UST	6,600	439,164
Viterra*	10,600	101,294
		1,787,777
Diversified Financials - 4.1%
Affiliated Managers Group*	1,300	107,705
Cowen Group*	9,623	82,277
Fifth Street Finance	4,300	43,215
Invesco	12,100	253,858
Leucadia National	5,600	254,464
		741,519
Energy - 9.3%
Cimarex Energy	6,100	298,351
Encore Acquisition*	3,100	129,518
Hugoton Royalty Trust	13,500	362,340
Nexen	13,000	301,990
Parker Drilling*	15,600	125,112
San Juan Basin Royalty Trust	5,300	201,559
Talisman Energy	18,600	264,492
		1,683,362
Healthcare - 2.8%
CIGNA	5,700	193,686
Schering-Plough	15,700	289,979
WellCare Health Plans*	800	28,800
		512,465
Industrials - 5.1%
Armstrong World Industries	4,400	127,160
Ceradyne*	5,900	216,294
Con-way	3,900	172,029
School Specialty*	6,000	187,140
Toro	5,600	231,280
		933,903
Information Technology - 6.3%
CACI International*	4,640	232,464
NetApp*	9,000	164,070
Novellus Systems*	4,400	86,416
SAIC*	16,700	337,841
Symantec*	12,100	236,918
Zebra Technologies*	3,500	97,475
		1,155,184
Insurance - 18.3%
AON	5,100	229,296
Arch Capital Group*	400	29,212
Arthur J. Gallagher	7,600	195,016
Assurant	3,600	198,000
Axis Capital Holdings	13,400	424,914
Chubb	4,400	241,560
Cincinnati Financial	7,600	216,144
Hanover Insurance Group	6,600	300,432
Lancashire Holdings	42,400	232,172
Platinum Underwriters Holdings	11,000	390,280
Progressive	11,500	200,100
Selective Insurance Group	1,800	41,256
W.R. Berkley	6,200	146,010
Wesco Financial Group	427	152,439
Zenith National Insurance	9,200	337,088
		3,333,919
Materials - 0.8%
Pactiv*	5,900	146,497

Metals & Mining - 3.7%
IAMGOLD	22,400	125,888
Kinross Gold	5,100	82,212
Newmont Mining	11,900	461,244
		669,344
Paper & Forest Products - 1.2%
Domtar*	9,100	41,860
Neenah Paper	4,500	89,100
Timberwest Forest	6,900	79,098
		210,058
Real Estate - 1.7%
Post Properties	2,900	81,113
Thomas Properties Group	22,500	227,250
		308,363
Utilities - 8.8%
Calpine*	26,778	348,114
Calpine, Escrow Shares*	125,000	12,500
CMS Energy	19,200	239,424
Mirant*	16,100	294,469
NorthWestern	9,400	236,222
Reliant Energy*	12,400	91,140
Sierra Pacific Resources	21,200	203,096
Unisource Energy	6,300	183,897
		1,608,862
Total Common Stocks
(Cost $16,696,225)		$15,380,761

Short-Term Investment - 14.8%	SHARES
AIM Short-Term Treasury Portfolio
(Cost $2,696,390)	2,696,390	$2,696,390

Total Investments - 99.3%
(Cost $19,392,615)		$18,077,151
Other Assets and Liabilities, Net - 0.7%		$135,463
Total Net Assets - 100.0%		$18,212,614

* Non-income producing security.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$18,064,651	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	12,500	-
Total	$18,077,151	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments in Securities
Balance as of 12/31/2007		$-
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation (depreciation)		(5,117)
Net purchases (sales)		-
Transfers in and/or out of Level 3		17,617
Balance as of 09/30/2008		$12,500

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$27,771,690	$19,392,615

Gross unrealized appreciation	212,024	464,498
Gross unrealized depreciation	(4,176,295)	(1,779,962)
Net unrealized depreciation	$(3,964,271)	$(1,315,464)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
                                                                  John D. Gillespie, President

Date  11/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John D. Gillespie
                                                                  John D. Gillespie, President

Date  11/24/08

By (Signature and Title)  /s/ Peter N. Perugini
                                                                  Peter N. Perugini, Treasurer

Date  11/24/08